NATURE OF OPERATIONS AND ABILITY TO CONTINUE AS A GOING CONCERN (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Nature Of Operations And Ability To Continue As Going Concern Abstract
Comprehensive loss	$ 4,944,231	$ 2,904,690	$ 4,320,563
Accumulated deficit	13,867,962	8,893,128
Net cash proceeds pursuant to financing activities	$ 4,417,047	$ 1,635,564